Other assets (Tables)	12 Months Ended
Dec. 31, 2017
Other Assets Abstract
Schedule Of Other Assets Table Text Block
(In thousands)	2017	2016
Net deferred tax assets (net of valuation allowance)	$1,035,110	$1,243,668
Investments under the equity method	215,349	218,062
Prepaid taxes	168,852	172,550
Other prepaid expenses	84,771	90,320
Derivative assets	16,539	14,085
Trades receivable from brokers and counterparties	7,514	46,630
Receivables from investments maturities	70,000	-
Principal, interest and escrow servicing advances	107,299	69,711
Guaranteed mortgage loan claims receivable	163,819	152,403
Others	122,070	138,081
Total other assets	$1,991,323	$2,145,510